ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Accounts Payable and Accrued Liabilities [Member] - USD ($)	Dec. 26, 2020	Jun. 27, 2020
Accounts Payable	$ 57,692,382	$ 58,614,619
Accrued Liabilities	13,234,560	10,532,715
Other Accrued Liabilities	9,708,487	10,383,596
Total Accounts Payable and Accrued Liabilities	$ 80,635,429	$ 79,530,930